Summary of Changes to Prepaid Licensing and Royalty Fees (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Prepaid Expenses [Line Items]
Balance at beginning of year	$ 177
Addition	(7)	$ (341)	$ 313
Amortization and usage	(12)	(9)	(9)
Balance at end of year	24	177
Prepaid Licensing and Royalty Fees
Prepaid Expenses [Line Items]
Balance at beginning of year	177	35	130
Addition	36	369	98
Amortization and usage	(189)	(227)	(193)
Balance at end of year	$ 24	$ 177	$ 35